Investments in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Master Trust [Line Items]
EBP, Master Trust
The following table presents the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 (in thousands), respectively:

	December 31, 2025		December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Cash and cash equivalents	$1,765,614	$260,728	$1,767,488	$259,906
U.S. government securities	3,196,919	472,089	2,765,873	406,718
Preferred debt securities	778,496	114,960	765,080	112,504
Other debt securities	1,036,142	153,007	1,060,410	155,932
Preferred stock	44,560	6,580	34,505	5,074
Common stock	6,135,376	906,010	9,699,087	1,426,238
Verizon common stock	3,782,978	558,632	3,871,715	569,331
Common/collective trusts	22,073,102	3,259,532	16,479,964	2,423,357
Pooled separate accounts	925,667	136,693	756,563	111,252
Mutual funds	971,145	143,409	783,662	115,236
Other	365,004	53,900	303,357	44,608
Total investments in the Verizon Savings Master Trust at fair value	$41,075,003	$6,065,540	$38,287,704	$5,630,156
Receivables	3,782,771	266,565	1,709,036	24,498
Payables	(4,515,902)	(662,401)	(2,334,686)	(408,617)
Total net assets in Verizon Master Savings Trust at fair value	$40,341,872	$5,669,704	$37,662,054	$5,246,037

Fully benefit-responsive investment contracts	630,899	380,731	638,484	385,969
Total investments in the Verizon Master Savings Trust at contract value	$630,899	$380,731	$638,484	$385,969

Total investments	$40,972,771	$6,050,435	$38,300,538	$5,632,006